SUMMARY SECTION
Investment Objective:
Concorde Value Fund (the "FUND") seeks long-term growth of capital.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the FUND:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	CONCORDE VALUE FUND CONCORDE VALUE FUND-CONCORDE VALUE FUND
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CONCORDE VALUE FUND CONCORDE VALUE FUND-CONCORDE VALUE FUND
Management Fees		0.90%
Other Expenses	[1]	1.13%
Total Annual Fund Operating Expenses		2.03%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.02% for the FUND.

Example:
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
FUND's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CONCORDE VALUE FUND CONCORDE VALUE FUND-CONCORDE VALUE FUND	206	637	1,094	2,361

Portfolio Turnover:
The FUND pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FUND shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the FUND's performance. During the most recent fiscal year, the FUND's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies:
The FUND invests mainly (80% or more) in
undervalued domestic stocks of any size. The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company.

The FUND considers many factors in determining whether a common stock is undervalued including:

  ·  financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

  ·  the company's historic cash flow

  ·  the company's historic and present market share

  ·  balance sheet condition

  ·  management

Principal Risks:
The risks associated with an investment in the Fund can
increase during times of significant market volatility. The principal risks of the FUND include:

  ·  the risk that you could lose all or a portion of your investment in the FUND;

  ·  the risk that certain stocks selected for the FUND's portfolio may decline in value more than the overall stock market;

  ·  although the FUND invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that these securities may decline or may not reach what the investment adviser believes are their full value;

  ·  the risk that political, social or economic instability in foreign developed markets may cause the value of the FUND's investments in foreign securities to decline; and

  ·  the Advisor's investment strategy does not achieve the FUND's objective or the Advisor does not implement the strategy properly.

The FUND is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

Performance:
The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND's performance from year to year and how the FUND's average annual returns over time compare with those of a broad measure of market performance. The FUND's past performance
(before and after taxes) is not necessarily an indication of how the FUND will perform in the future.

Calendar Year Total Returns as of 12/31

During the 10-year period shown on the bar chart, the FUND's highest total return for a quarter was 15.33% (quarter ended June 30, 2009) and the lowest total return for a quarter was -22.51% (quarter ended December 31, 2008).

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The FUND's returns after taxes on distributions and sale of FUND's shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns CONCORDE VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
RUSSELL 3000 VALUE INDEX	RUSSELL 3000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	3.63%
CONCORDE VALUE FUND-CONCORDE VALUE FUND	CONCORDE VALUE FUND Return Before Taxes	11.04%	(1.83%)	0.72%
CONCORDE VALUE FUND-CONCORDE VALUE FUND After Taxes on Distributions	CONCORDE VALUE FUND Return After Taxes on Distributions	11.04%	(2.55%)	(0.05%)
CONCORDE VALUE FUND-CONCORDE VALUE FUND After Taxes on Distributions and Sales	CONCORDE VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares	7.17%	(1.45%)	0.58%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	CONCORDE FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000822519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
CONCORDE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Concorde Value Fund (the "FUND") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the FUND:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The FUND pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FUND shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the FUND's performance. During the most recent fiscal year, the FUND's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
FUND's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The FUND invests mainly (80% or more) in
undervalued domestic stocks of any size. The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company.

The FUND considers many factors in determining whether a common stock is undervalued including:

  ·  financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

  ·  the company's historic cash flow

  ·  the company's historic and present market share

  ·  balance sheet condition

  ·  management

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can
increase during times of significant market volatility. The principal risks of the FUND include:

  ·  the risk that you could lose all or a portion of your investment in the FUND;

  ·  the risk that certain stocks selected for the FUND's portfolio may decline in value more than the overall stock market;

  ·  although the FUND invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that these securities may decline or may not reach what the investment adviser believes are their full value;

  ·  the risk that political, social or economic instability in foreign developed markets may cause the value of the FUND's investments in foreign securities to decline; and

  ·  the Advisor's investment strategy does not achieve the FUND's objective or the Advisor does not implement the strategy properly.

The FUND is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

Risk, Lose Money	rr_RiskLoseMoney	the risk that you could lose all or a portion of your investment in the FUND;
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND's performance from year to year and how the FUND's average annual returns over time compare with those of a broad measure of market performance. The FUND's past performance
(before and after taxes) is not necessarily an indication of how the FUND will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND's performance from year to year and how the FUND's average annual returns over time compare with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The FUND's past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Total Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown on the bar chart, the FUND's highest total return for a quarter was 15.33% (quarter ended June 30, 2009) and the lowest total return for a quarter was -22.51% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The FUND's returns after taxes on distributions and sale of FUND's shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The FUND's returns after taxes on distributions and sale of FUND's shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
CONCORDE VALUE FUND | CONCORDE VALUE FUND-CONCORDE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CONVX
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.13% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,361
Annual Return 2001	rr_AnnualReturn2001	1.08%
Annual Return 2002	rr_AnnualReturn2002	(17.43%)
Annual Return 2003	rr_AnnualReturn2003	21.00%
Annual Return 2004	rr_AnnualReturn2004	9.98%
Annual Return 2005	rr_AnnualReturn2005	6.08%
Annual Return 2006	rr_AnnualReturn2006	18.42%
Annual Return 2007	rr_AnnualReturn2007	(1.10%)
Annual Return 2008	rr_AnnualReturn2008	(37.76%)
Annual Return 2009	rr_AnnualReturn2009	12.65%
Annual Return 2010	rr_AnnualReturn2010	11.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CONCORDE VALUE FUND Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.72%
CONCORDE VALUE FUND | CONCORDE VALUE FUND-CONCORDE VALUE FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CONCORDE VALUE FUND Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.05%)
CONCORDE VALUE FUND | CONCORDE VALUE FUND-CONCORDE VALUE FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CONCORDE VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.58%
CONCORDE VALUE FUND | RUSSELL 3000 VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 3000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.02% for the FUND.